Accounting Policies - Goodwill and Other Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020
Bottom of Range | Other Intangibles
Disclosure of detailed information about intangible assets [abstract]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Bottom of Range | Computer software
Disclosure of detailed information about intangible assets [abstract]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Top of Range | Other Intangibles
Disclosure of detailed information about intangible assets [abstract]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Top of Range | Computer software
Disclosure of detailed information about intangible assets [abstract]
Useful life measured as period of time, intangible assets other than goodwill	7 years